Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The Company’s fiscal year end is December 31.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The Company’s fiscal year end is December 31.

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates and be based on events different from those assumptions. Future events and their effects cannot be predicted with certainty; estimating, therefore, requires the exercise of judgment. Thus, accounting estimates change as new events occur, as more experience is acquired, or as additional information is obtained.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates and be based on events different from those assumptions. Future events and their effects cannot be predicted with certainty; estimating, therefore, requires the exercise of judgment. Thus, accounting estimates change as new events occur, as more experience is acquired, or as additional information is obtained.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less depreciation. Depreciation is provided using the straight-line method over the estimated useful life of the assets. Equipment has estimated useful lives between three and seven years. Expenditures for ordinary repairs and maintenance are charged to expense as incurred.

Property and Equipment

Property and equipment are stated at cost less depreciation. Depreciation is provided using the straight-line method over the estimated useful life of the assets. Equipment has estimated useful lives between three and seven years. Expenditures for repairs and maintenance are charged to expense as incurred.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount to the estimated future undiscounted cash flows expected to be generated by the asset group. If it is determined that an asset group is not recoverable, an impairment charge is recognized for the amount by which the carrying amount of the asset group exceeds its fair value.

Impairment of Long-lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount to the estimated future undiscounted cash flows expected to be generated by the asset group. If it is determined that an asset group is not recoverable, an impairment charge is recognized for the amount by which the carrying amount of the asset group exceeds its fair value.

Mineral Rights and Properties

Mineral Rights and Properties

The Company capitalizes acquisition costs until the Company determines the economic viability of the property. Since the Company does not have proven and probable reserves as defined by Securities and Exchange Commission (“SEC”) Regulation S-K Item 1300, exploration expenditures are expensed as incurred. The Company expenses mineral lease costs and repair and maintenance costs as incurred. The Company reviews the carrying value of our properties for impairment, including mineral rights, upon the occurrence of events or changes in circumstances that indicate the related carrying amounts may not be recoverable. During the period ending December 31, 2023, the Company took action to expand on its rights to 102 federal mining claims located in the Lisbon Valley of Utah that it purchased on November 5, 2021, for $100,000 , plus the future payment of royalties based on a percentage of the net revenue (2%) from the sale of all minerals produced from this portion of the mining property. The Company acquired and staked additional lithium mining claims adjacent to its Lisbon Valley Project in Utah for $106,000. The new claims have been registered with the Bureau of Land Management. The Company now owns a total of 743 placer claims over 14,320 acres, comprised of (i) the 102 original claims held; and (ii) the 641 new claims. No impairment or capitalizable costs related to the mineral claims were noted during the three months ended March 31, 2026 and 2025.

Mineral Rights and Properties

The Company capitalizes acquisition costs until the Company determines the economic viability of the property. Since the Company does not have proven and probable reserves as defined by Securities and Exchange Commission (“SEC”) Regulation S-K Item 1300, exploration expenditures are expensed as incurred. The Company expenses mineral lease costs and repair and maintenance costs as incurred. The Company reviews the carrying value of our properties for impairment, including mineral rights, upon the occurrence of events or changes in circumstances that indicate the related carrying amounts may not be recoverable. During the period ending December 31, 2023, the Company took action to expand on its rights to 102 federal mining claims located in the Lisbon Valley of Utah that it purchased on November 5, 2021, for $100,000, plus the future payment of royalties based on a percentage of the net revenue (2%) from the sale of all minerals produced from this portion of the mining property. The Company acquired and staked additional lithium mining claims adjacent to its Lisbon Valley Project in Utah for $106,000. The new claims have been registered with the Bureau of Land Management. The Company now owns a total of 743 placer claims over 14,320 acres, comprised of (i) the 102 original claims held; and (ii) the 641 new claims. No impairment or capitalizable costs related to the mineral claims were noted during the years ended December 31, 2025 and 2024.

Earnings Per Share

Earnings Per Share

The Company presents basic and diluted earnings per share in accordance with ASC 260, “Earnings per Share.” Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period. Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss period, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potential common shares is anti-dilutive.

As of March 31, 2026 and 2025, there were approximately 254,025 and 47,446 shares respectively, potentially issuable under convertible debt agreements, options, warrants and preferred stock that could dilute basic earnings per share if converted that were excluded from the three months ended March 31, 2026 and 2025 because their inclusion would have been anti-dilutive due to the Company’s net losses.

Earnings Per Share

The Company presents basic and diluted earnings per share in accordance with ASC 260, “Earnings per Share.” Basic earnings per share reflect the actual weighted average of shares issued and outstanding during the period. Diluted earnings per share are computed including the number of additional shares that would have been outstanding if dilutive potential shares had been issued. In a loss period, the calculation for basic and diluted earnings per share is considered to be the same, as the impact of potential common shares is anti-dilutive.

As of December 31, 2025 and 2024, there were approximately 192,672 and 63,236 shares respectively, potentially issuable under convertible debt agreements, options, warrants and preferred stock that could dilute basic earnings per share if converted that were excluded from the years ended December 31, 2025 and 2024 because their inclusion would have been anti-dilutive due to the Company’s net losses.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Certain warrants issued by the Company contain terms that result in the warrants being classified as derivative liabilities for accounting purposes. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. Certain warrants issued by the Company contain terms that result in the warrants being classified as derivative liabilities for accounting purposes. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair market value and then is revalued at each reporting date, with changes in fair value reported in the consolidated statement of operations. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and equivalents, prepaid expenses and other assets, accounts payable, accrued liabilities and short-term debt, the carrying amounts approximate their fair values due to their short maturities. ASC 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The three levels of valuation hierarchy are defined as follows:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

●	Level 3: Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and equivalents, prepaid expenses and other assets, accounts payable, accrued liabilities and short-term debt, the carrying amounts approximate their fair values due to their short maturities. ASC 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The three levels of valuation hierarchy are defined as follows:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

●	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

●	Level 3: Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation,” which requires all stock-based awards granted to employees, directors and non-employees to be measured at grant date fair value of the equity instrument issued and recognized as expense. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equivalent to the vesting period. The fair value of each stock option granted is estimated using the Black-Scholes option pricing model. The measurement date for the non-forfeitable awards to non-employees that vest immediately is the date the award is issued.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation,” which requires all stock-based awards granted to employees, directors and non-employees to be measured at grant date fair value of the equity instrument issued and recognized as expense. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equivalent to the vesting period. The fair value of each stock option granted is estimated using the Black-Scholes option pricing model. The measurement date for the non-forfeitable awards to non-employees that vest immediately is the date the award is issued.

Revenue Recognition

Revenue Recognition

We recognize revenue under ASC 606, “Revenue from Contracts with Customers,” the core principle of which is that an entity should recognize revenue to depict the transfer of control for promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the revenue recognition principles, an entity is required to identify the contract(s) with a customer, identify the performance obligations, determine the transaction price, allocate the transaction price to the performance obligations and recognize revenue as the performance obligations are satisfied (i.e., either over time or at a point in time). ASC 606 further requires that companies disclose sufficient information to enable readers of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company recognized $0 revenue during the three months ended March 31, 2026 and 2025.

Revenue Recognition

We recognize revenue under ASC 606, “Revenue from Contracts with Customers,” the core principle of which is that an entity should recognize revenue to depict the transfer of control for promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the revenue recognition principles, an entity is required to identify the contract(s) with a customer, identify the performance obligations, determine the transaction price, allocate the transaction price to the performance obligations and recognize revenue as the performance obligations are satisfied (i.e., either over time or at a point in time). ASC 606 further requires that companies disclose sufficient information to enable readers of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company recognized $0 revenue during the years ended December 31, 2025 and 2024.

Convertible Debt

Convertible Debt

The Company issues convertible notes as part of its financing strategy, which may contain embedded features such as conversion options, redemption provisions, and contractual adjustments like most favored nations clauses. Convertible debt is accounted for under ASC 470, Debt, as amended by ASU 2020-06, Debt—Debt with Conversion and Other Options. This standard simplifies the accounting by eliminating certain separation models for convertible instruments, requiring the Company to evaluate the debt as a single instrument unless bifurcation of embedded derivatives is required under ASC 815, Derivatives and Hedging.

Convertible notes are initially recorded at their principal amount, net of issuance costs or discounts, and classified as liabilities unless specific features mandate equity classification. Interest expense is recognized using the effective interest method over the notes’ terms.

The Company’s convertible debt instruments are debt host financial instruments containing embedded features, some of which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC Topic 815, Derivatives and Hedging. Embedded features are assessed to determine if they require bifurcation as derivatives. Features are bifurcated if their economic characteristics and risks are not clearly and closely related to the debt host, the hybrid instrument is not remeasured at fair value through earnings, and the feature would qualify as a standalone derivative. Bifurcated derivatives are recorded at fair value, with subsequent changes recognized in earnings. However, features contingent on events with low probability (e.g., uplisting or an event of default) are assigned immaterial value. The Company continues to monitor its facts and circumstances in each reporting period to evaluate whether each immaterial embedded feature’s fair value or change to it is significant and would therefore need to be ascribed value.

Common stock issued with convertible notes are treated as freestanding equity instruments under ASC 815-40, recorded at fair value in additional paid-in capital, with proceeds allocated between the debt and shares using the relative fair value method. The fair value of the shares issued are treated as a discount to the value of the convertible debt issued.

Debt issuance costs are capitalized and amortized as additional interest expense over the debt term, unless allocated to bifurcated derivatives, in which case they are expensed immediately if material.

Refinancings of convertible and promissory notes previously issued by the Company are evaluated under ASC 470-50, Modifications and Extinguishments, or ASC 470-60, Troubled Debt Restructurings by Debtors. A refinancing is accounted for as an extinguishment if the present value of cash flows under the new terms differs by at least 10% from the original terms or if a substantive conversion option is added or eliminated. When an extinguishment occurs, the original debt is derecognized and the new debt is recorded at fair value, recognizing any gain or loss in earnings. If not extinguished, a refinancing is treated as a modification with no gain or loss recognition. If the Company were to experience multiple changes to the same debt within a one-year period, and the first of those changes were determined to be a modification, the Company would then evaluate the changes within the one-year period on a cumulative basis.

A refinancing is classified as a troubled debt restructuring (TDR) if the Company is experiencing financial difficulty and the creditor grants a concession (e.g., reduced effective interest rate). For TDRs, the carrying amount is adjusted only if undiscounted future cash flows fall below the net carrying value of the original debt. When the undiscounted future cash flows of refinanced debt fall below the net carrying value of the original debt, the Company would record a gain for the difference. It would further adjust the carrying value of the debt to the future undiscounted cash flow amount with no interest expense recorded going forward. All future interest payments would then reduce the carrying value of the respective debt modified. If the undiscounted future cash flows are greater than the carrying value of the original debt, no gain would be recorded. The Company would then calculate a new effective interest rate based upon the carrying value of the original debt and the revised future cash flows under the terms of the new debt.

Convertible Debt

The Company issues convertible notes as part of its financing strategy, which may contain embedded features such as conversion options, redemption provisions, and contractual adjustments like most favored nations clauses. Convertible debt is accounted for under ASC 470, Debt, as amended by ASU 2020-06, Debt—Debt with Conversion and Other Options, adopted by the Company effective January 1, 2024. This standard simplifies the accounting by eliminating certain separation models for convertible instruments, requiring the Company to evaluate the debt as a single instrument unless bifurcation of embedded derivatives is required under ASC 815, Derivatives and Hedging.

Convertible notes are initially recorded at their principal amount, net of issuance costs or discounts, and classified as liabilities unless specific features mandate equity classification. Interest expense is recognized using the effective interest method over the notes’ terms.

The Company’s convertible debt instruments are debt host financial instruments containing embedded features, some of which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC Topic 815, Derivatives and Hedging. Embedded features are assessed to determine if they require bifurcation as derivatives. Features are bifurcated if their economic characteristics and risks are not clearly and closely related to the debt host, the hybrid instrument is not remeasured at fair value through earnings, and the feature would qualify as a standalone derivative. Bifurcated derivatives are recorded at fair value, with subsequent changes recognized in earnings. However, features contingent on events with low probability (e.g., uplisting or an event of default) are assigned immaterial value. The Company continues to monitor its facts and circumstances in each reporting period to evaluate whether each immaterial embedded feature’s fair value or change to it is significant and would therefore need to be ascribed value.

Common stock issued with convertible notes are treated as freestanding equity instruments under ASC 815-40, recorded at fair value in additional paid-in capital, with proceeds allocated between the debt and shares using the relative fair value method. The fair value of the shares issued are treated as a discount to the value of the convertible debt issued.

Debt issuance costs are capitalized and amortized as additional interest expense over the debt term, unless allocated to bifurcated derivatives, in which case they are expensed immediately if material.

Refinancings of convertible and promissory notes previously issued by the Company are evaluated under ASC 470-50, Modifications and Extinguishments, or ASC 470-60, Troubled Debt Restructurings by Debtors. A refinancing is accounted for as an extinguishment if the present value of cash flows under the new terms differs by at least 10% from the original terms or if a substantive conversion option is added or eliminated. When an extinguishment occurs, the original debt is derecognized and the new debt is recorded at fair value, recognizing any gain or loss in earnings. If not extinguished, a refinancing is treated as a modification with no gain or loss recognition. If the Company were to experience multiple changes to the same debt within a one-year period, and the first of those changes were determined to be a modification, the Company would then evaluate the changes within the one-year period on a cumulative basis.

A refinancing is classified as a troubled debt restructuring (TDR) if the Company is experiencing financial difficulty and the creditor grants a concession (e.g., reduced effective interest rate). For TDRs, the carrying amount is adjusted only if undiscounted future cash flows fall below the net carrying value of the original debt. When the undiscounted future cash flows of refinanced debt fall below the net carrying value of the original debt, the Company would record a gain for the difference. It would further adjust the carrying value of the debt to the future undiscounted cash flow amount with no interest expense recorded going forward. All future interest payments would then reduce the carrying value of the respective debt modified. If the undiscounted future cash flows are greater than the carrying value of the original debt, no gain would be recorded. The Company would then calculate a new effective interest rate based upon the carrying value of the original debt and the revised future cash flows under the terms of the new debt.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances disclosure requirements related to income taxes, including rate reconciliation and taxes paid by jurisdiction. This standard is effective for fiscal years beginning after December 15, 2024. We will adopt ASU 2023-09 in our Annual Report on Form 10-K for the fiscal year ending December 31, 2026. We are currently evaluating the impacts of the improvements to income tax disclosure.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Reporting Comprehensive Income) Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This guidance requires public business entities to disaggregate certain income statement expense captions (such as cost of sales, selling, general and administrative, research and development, etc.) into specified categories in the footnotes. ASU 2025-01 (issued January 2025) clarified the effective dates This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The Company does not expect a material impact upon adoption.

In April 2024, the FASB issued ASU No. 2024-04, Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, expanding the use of this method to additional tax credit structures. This guidance is effective for fiscal years beginning after December 15, 2025. The Company does not expect a material impact upon adoption.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement (Reporting Comprehensive Income) Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU solely clarifies the effective date of ASU 2024-03 (see above). The Company does not expect a material impact.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The amendments clarify and reorganize existing interim reporting guidance, including the scope of Topic 270 and interim disclosure requirements, and introduce a disclosure principle requiring entities to disclose material events or changes occurring since the most recent annual reporting period. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Accounting Standards Codification Improvements, which clarifies guidance and makes minor improvements across various topics, including earnings per share, receivables, revenue, income taxes, and equity. This ASU is effective for annual periods beginning after December 15, 2026, and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and disclosures.

The Company has examined recent accounting pronouncements and determined that they will not have a material impact on its financial position, results of operations, or cash flows.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances disclosure requirements related to income taxes, including rate reconciliation and taxes paid by jurisdiction. This standard is effective for fiscal years beginning after December 15, 2024. We will adopt ASU 2023-09 in our Annual Report on Form 10-K for the fiscal year ending December 31, 2026. We are currently evaluating the impacts of the improvements to income tax disclosure.

In November 2024, the FASB issued ASU No. 2024-03, Liabilities—Joint Venture Formations (Subtopic 405-50): Recognition and Initial Measurement, clarifying accounting by a joint venture upon formation and requiring fair value measurement of contributed assets and liabilities. This guidance is effective for fiscal years beginning after December 31, 2024, and interim periods beginning after December 15, 2027. The Company does not expect a material impact upon adoption.

In April 2024, the FASB issued ASU No. 2024-04, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method, expanding the use of this method to additional tax credit structures. This guidance is effective for fiscal years beginning after December 15, 2025. The Company does not expect a material impact upon adoption.

In January 2025, the FASB issued ASU No. 2025-01, Income Taxes (Topic 740): Disclosure Framework—Changes to Income Tax Disclosure Requirements, which further refines disclosure requirements to improve consistency and comparability. This standard is effective for fiscal years beginning after December 15, 2025. The Company is evaluating the impact of this guidance.

In July 2025, the FASB issued ASU No. 2025-07, Leases (Topic 842): Disclosures about Leasing Arrangements, which enhances qualitative and quantitative lease disclosures. This guidance is effective for fiscal years beginning after December 15, 2026. The Company does not expect the adoption to have a material effect on its consolidated financial statements.

In November 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The amendments clarify and reorganize existing interim reporting guidance, including the scope of Topic 270 and interim disclosure requirements, and introduce a disclosure principle requiring entities to disclose material events or changes occurring since the most recent annual reporting period. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Accounting Standards Codification Improvements, which clarifies guidance and makes minor improvements across various topics, including earnings per share, receivables, revenue, income taxes, and equity. This ASU is effective for annual periods beginning after December 15, 2026, and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements and disclosures.

The Company has examined recent accounting pronouncements and determined that they will not have a material impact on its financial position, results of operations, or cash flows.